Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2019
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2019 and December 31, 2018 are as follows:

	Balance as of September 30, 2019		Balance as of December 31, 2018
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedges	1,143	341,590	9,923	279,152
Foreign exchange derivative instruments	4,850	-	3,230	-
Total	5,994	341,590	13,153	279,152